employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions	$ 19	$ 20
Other defined contribution pension plans	101	86
Total	120	$ 106
Forecast
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions	$ 22